Income Tax - Additional Information (Detail) - Dec. 31, 2015 € in Millions, $ in Millions	USD ($)	EUR (€)
United Kingdom [Member]
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards	$ 12.7
Spain [Member]
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards	119.8	€ 110.3
Disallowed costs carried forward	37.2	34.2
Spain [Member] | Spanish Tax Authorities [Member]
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards	31.5	29.0
Luxembourg [Member]
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards	$ 131.3	€ 120.9